Basis of preparation and accounting policies - Reconciliation net result under IFRS-EU and IFRS-IASB (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reconciliation Net Result Eu Ifrs And Iasb Ifrs [abstract]
In accordance with IFRS-EU (attributable to shareholders of parent)	€ 4,776	€ 2,485	€ 4,781
Adjustment of the EU IAS 39 carve-out	1,603	(410)	(1,181)
Tax effect of the adjustment	(429)	176	303
Effect of adjustment after tax	1,174	(234)	(878)
In accordance with IFRS-IASB (attributable to the equityholdersshareholders of the parent)	5,951	2,250	3,903
Non-controlling interests	128	78	99
In accordance with IFRS-IASB Total net result	€ 6,079	€ 2,329	€ 4,001